Cash and Cash Equivalents (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Cash and cash Equivalents [Abstract]
Time deposits	$ 0	$ 13,129
Money market funds with duration of less than three months	267	823
Restricted cash held as security in the form of a letter of guarantee	831	829
Retention accounts	346	28,700
Restricted cash	1,177	29,529
Long term restricted cash	$ 33,429	$ 0